Supplemental Disclosure of Noncash Activities (Details) - USD ($)		1 Months Ended	9 Months Ended
	Apr. 01, 2020	Dec. 31, 2020	Sep. 30, 2021
Noncash or Part Noncash Acquisitions [Line Items]
Note payable	$ 600,000
Stock issued in acquisition, value		$ 103,680,000
Contingent consideration in acquisition, value		$ 103,207,000
Adjustments			$ 4,018,000
Burger Fi International L L C [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Stock issued in acquisition, value	103,680,000
Contingent consideration in acquisition, value	$ 103,207,000